Material accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Summary of Estimated Useful Lives For Current Period and Comparative Period

The estimated useful lives for the current period and comparative period are as follows:

	Useful life (years)	Annual depreciation rate
Machinery and equipment	10	10%
Office furniture and equipment	10	10%
Computer equipment	3.3 – 4	25% - 30%
Transportation equipment	4 – 5	20% - 25%
Communication equipment	3.3 – 4 – 10	10% - 25% - 30%
Improvements on leased assets	10 – 20	5% – 10%

Summary of Amortization Periods For Current Period and Comparative Period

Amortization periods for the current and comparative period are as follows:

	Period (years)	Annual amortization rate
Improvements to concession assets	12.5 – 20	5% - 8%
Airport concessions	18 – 25 – 49	2% - 4% - 5.5%
Rights to use airport facilities	10 – 49	2% - 10%
Other acquired rights	44 – 48	2%
Right to operate bonded warehouses	8	12.5%